Trade payables	12 Months Ended
Dec. 31, 2021
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2021	2020
Non-current
Trade payable with suppliers	6,695	9,162
	6,695	9,162
Current
Trade payables with suppliers	113,363	146,907
Trade payables with related parties (Note 27)	2,879	3,945
	116,242	150,852

Fair value of trade payables does not materially differ from book value.